Post-employment benefits - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	€ 1,556	€ 1,466
Fair value of assets	1,532	1,524
Net benefit status:	(24)	58
Retirement benefit surplus (Note 25)	134	135
Retirement benefit obligation	158	77
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	1,008	937
Fair value of assets	931	952
Net benefit status:	(77)	15
Retirement benefit surplus (Note 25)	0	15
Retirement benefit obligation	77	0
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	548	529
Fair value of assets	601	572
Net benefit status:	53	43
Retirement benefit surplus (Note 25)	134	120
Retirement benefit obligation	€ 81	€ 77